Document and Entity Information	Jun. 18, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 18, 2026
Entity Registrant Name	SANGAMO THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-30171
Entity Tax Identification Number	68-0359556
Entity Address Address Line 1	501 Canal Blvd.
Entity Address City Or Town	Richmond
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94804
City Area Code	510
Local Phone Number	970-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	SGMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Sangamo Therapeutics, Inc. is filing this Amendment No. 1 to its Current Report on Form 8-K (this “Amendment”), originally filed with the Securities Exchange Commission on June 23, 2026 (the “Original 8-K”), solely to file exhibits 2.1 and 2.2. This Amendment does not amend or change any of the information previously disclosed in the Original 8-K. Interested parties should refer to the Original 8-K for Items 1.01, 1.03, 2.03 and 2.05.
Entity Central Index Key	0001001233